Convertible Promissory Notes - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Jan. 02, 2014	Nov. 04, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Amortization of debt discount			$ 1,451,621
Convertible Promissory Notes
Debt Instrument [Line Items]
Debt, stated interest rate		6.00%
Debt, face amount		2,475,000	1,650,000
Debt, maturity date		Jan. 01, 2014
Convertible Rate		$ 0.50
Conversion of debt, Shares issued		1,649,999
Amortization of debt discount		1,451,621
Payments on convertible notes	$ 450,000		$ 1,200,000